Approval of the Financial Statements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Approval of the Financial Statements [Abstract]
APPROVAL OF THE FINANCIAL STATEMENTS
17.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorised for issue by the board of directors on November 8, 2024.
35.	APPROVAL OF THE FINANCIAL STATEMENTS
The financial statements were approved and authorized for issue by the board of directors on April 29, 2024.